Fair Value Measurements - Schedule of Company's Liabilities that are Measured at Fair Value (Q2) (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities		$ 7,216,022	$ 857,787
Convertible promissory note	$ 310,999
Total	735,048		36,940
Cash and Marketable Securities Held in Trust [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Assets	10,660,721
Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	218,213	3,890,177	450,656
Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	191,035	3,086,701	377,857
Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	14,801	239,144	29,274
Total			857,787
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities			450,656
Convertible promissory note
Total	218,213
Quoted Prices In Active Markets (Level 1) [Member] | Cash and Marketable Securities Held in Trust [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Assets	10,660,721
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	218,213		450,656
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Total			450,656
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Convertible promissory note
Total
Significant Other Observable Inputs (Level 2) [Member] | Cash and Marketable Securities Held in Trust [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Assets
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities		7,216,022	407,131
Convertible promissory note	310,999
Total	516,835
Significant Other Unobservable Inputs (Level 3) [Member] | Cash and Marketable Securities Held in Trust [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Assets
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities		3,890,177
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	191,035	3,086,701	377,857
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Abstract]
Liabilities	$ 14,801	$ 239,144	29,274
Total			$ 407,131